INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Provision For Income Taxes	$ 75	$ 63	$ 213	$ 224	$ 205
Effective Tax Rate	(1.88%)	(0.95%)	0.87%	1.03%	0.41%
Federal corporate tax rate			21.00%
Operating loss carryforward tax rate			80.00%